Schedule of Investments (unaudited)	iShares® ESG Advanced MSCI USA ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
HEICO Corp.	1,590	$227,450
HEICO Corp., Class A	2,672	312,864
Howmet Aerospace Inc.	13,755	492,016
Teledyne Technologies Inc.(a)	1,712	693,617
		1,725,947
Air Freight & Logistics — 0.2%
CH Robinson Worldwide Inc.	4,699	509,889
Expeditors International of Washington Inc.	6,180	672,631
		1,182,520
Auto Components — 0.3%
Aptiv PLC(a)	9,869	1,048,482
BorgWarner Inc.	8,755	353,002
Lear Corp.	2,178	307,011
		1,708,495
Automobiles — 0.1%
Lucid Group Inc.(a)(b)	15,079	304,294
Rivian Automotive Inc., Class A(a)	6,581	206,644
		510,938
Banks — 2.2%
Citizens Financial Group Inc.	18,086	748,399
First Republic Bank/CA	6,448	999,633
Huntington Bancshares Inc./OH	52,466	728,228
KeyCorp.	33,848	675,606
PNC Financial Services Group Inc. (The)	15,267	2,677,984
Regions Financial Corp.	34,190	755,257
SVB Financial Group(a)	2,143	1,047,006
Truist Financial Corp.	48,454	2,410,102
U.S. Bancorp	51,431	2,729,443
Webster Financial Corp.	6,552	321,638
		13,093,296
Beverages — 3.2%
Coca-Cola Co. (The)	150,263	9,523,669
Keurig Dr Pepper Inc.	28,456	988,561
PepsiCo Inc.	50,473	8,466,846
		18,979,076
Biotechnology — 2.3%
Alnylam Pharmaceuticals Inc.(a)	4,386	551,759
Amgen Inc.	20,322	5,217,470
Biogen Inc.(a)	5,362	1,072,400
BioMarin Pharmaceutical Inc.(a)	6,714	504,423
Exact Sciences Corp.(a)	6,378	317,688
Incyte Corp.(a)	6,863	520,833
Neurocrine Biosciences Inc.(a)	3,475	324,878
Regeneron Pharmaceuticals Inc.(a)	3,896	2,589,827
Vertex Pharmaceuticals Inc.(a)	9,288	2,495,221
		13,594,499
Building Products — 0.8%
A O Smith Corp.	4,794	288,215
Allegion PLC	3,219	359,401
Carrier Global Corp.	31,212	1,226,944
Fortune Brands Home & Security Inc.	4,895	339,468
Lennox International Inc.	1,203	251,307
Masco Corp.	8,753	496,208
Owens Corning	3,616	345,617
Trane Technologies PLC	8,520	1,176,271
		4,483,431
Security	Shares	Value

Capital Markets — 4.8%
Ameriprise Financial Inc.	4,041	$1,116,407
Bank of New York Mellon Corp. (The)	27,883	1,299,627
Carlyle Group Inc. (The)	7,150	275,489
Cboe Global Markets Inc.	3,889	436,774
Charles Schwab Corp. (The)	52,866	3,705,907
CME Group Inc.	13,112	2,607,059
FactSet Research Systems Inc.	1,383	528,002
Franklin Resources Inc.	10,991	297,636
Intercontinental Exchange Inc.	20,498	2,098,790
Invesco Ltd.	12,607	243,819
LPL Financial Holdings Inc.	2,921	573,071
MarketAxess Holdings Inc.	1,380	388,718
Moody’s Corp.	6,081	1,833,847
Morgan Stanley	48,741	4,198,550
Nasdaq Inc.	4,199	651,937
Northern Trust Corp.	7,206	805,270
Raymond James Financial Inc.	6,841	673,770
S&P Global Inc.	12,922	4,515,981
State Street Corp.	13,355	968,104
T Rowe Price Group Inc.	8,299	1,054,720
		28,273,478
Chemicals — 2.7%
Air Products and Chemicals Inc.	8,089	1,991,188
Albemarle Corp.	4,270	1,111,993
Ecolab Inc.	9,415	1,543,213
FMC Corp.	4,586	562,152
International Flavors & Fragrances Inc.	9,292	1,228,124
Linde PLC	18,700	6,071,516
PPG Industries Inc.	8,610	1,089,079
Sherwin-Williams Co. (The)	9,024	2,418,793
		16,016,058
Commercial Services & Supplies — 1.2%
Cintas Corp.	3,406	1,356,712
Copart Inc.(a)	7,788	891,960
Republic Services Inc.	8,081	1,081,561
Rollins Inc.	8,078	286,446
Waste Connections Inc.	9,388	1,197,345
Waste Management Inc.	15,125	2,397,464
		7,211,488
Communications Equipment — 1.7%
Arista Networks Inc.(a)	8,983	918,781
Cisco Systems Inc.	151,557	6,827,643
F5 Inc.(a)	2,216	361,297
Juniper Networks Inc.	11,775	361,257
Motorola Solutions Inc.	6,137	1,348,544
		9,817,522
Construction & Engineering — 0.1%
Quanta Services Inc.	5,245	624,155

Construction Materials — 0.3%
Martin Marietta Materials Inc.	2,276	772,429
Vulcan Materials Co.	4,845	798,795
		1,571,224
Consumer Finance — 1.1%
Ally Financial Inc.	12,156	535,350
American Express Co.	23,548	3,975,373
Discover Financial Services	10,394	1,179,615
Synchrony Financial	19,018	704,427
		6,394,765

Schedule of Investments (unaudited) (continued)	iShares®ESG Advanced MSCI USA ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging — 0.5%
Avery Dennison Corp.	3,008	$519,060
Ball Corp.	11,729	831,469
International Paper Co.	13,044	631,982
Sealed Air Corp.	5,405	336,083
Westrock Co.	9,603	465,649
		2,784,243
Distributors — 0.3%
Genuine Parts Co.	5,179	708,125
LKQ Corp.	9,878	507,630
Pool Corp.	1,465	583,978
		1,799,733
Diversified Financial Services — 0.1%
Coinbase Global Inc., Class A(a)(b)	4,371	341,375

Diversified Telecommunication Services — 1.4%
Lumen Technologies Inc.	33,602	411,288
Verizon Communications Inc.	153,150	7,855,064
		8,266,352
Electrical Equipment — 0.7%
Eaton Corp. PLC	14,550	2,016,630
Generac Holdings Inc.(a)	2,327	574,955
Plug Power Inc.(a)	18,925	349,734
Rockwell Automation Inc.	4,239	903,755
Sensata Technologies Holding PLC	5,751	276,221
		4,121,295
Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp., Class A	21,851	1,548,362
CDW Corp./DE	4,923	836,221
Cognex Corp.	6,345	307,225
Corning Inc.	29,316	1,050,099
Keysight Technologies Inc.(a)	6,668	970,861
TE Connectivity Ltd.	11,878	1,536,894
Trimble Inc.(a)	9,165	623,678
Zebra Technologies Corp., Class A(a)	1,937	655,074
		7,528,414
Entertainment — 0.2%
Electronic Arts Inc.	10,260	1,422,549

Equity Real Estate Investment Trusts (REITs) — 4.9%
Alexandria Real Estate Equities Inc.	5,543	919,861
American Tower Corp.	16,632	4,259,954
AvalonBay Communities Inc.	5,099	1,060,388
Boston Properties Inc.	5,430	603,707
Camden Property Trust	3,585	514,412
Crown Castle International Corp.	15,769	2,990,591
Digital Realty Trust Inc.	10,378	1,448,665
Duke Realty Corp.	13,965	737,771
Equinix Inc.	3,310	2,274,268
Equity Residential	13,029	1,001,018
Healthpeak Properties Inc.	19,676	584,180
Host Hotels & Resorts Inc.	26,055	520,839
Iron Mountain Inc.	10,574	569,939
Kimco Realty Corp.	22,498	532,078
Prologis Inc.	26,998	3,441,705
Realty Income Corp.	21,573	1,471,710
Regency Centers Corp.	5,627	383,818
SBA Communications Corp.	3,969	1,336,005
Ventas Inc.	14,575	826,986
VICI Properties Inc.	35,117	1,083,359
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Welltower Inc.	16,318	$1,453,771
WP Carey Inc.	6,895	580,145
		28,595,170
Food & Staples Retailing — 0.2%
Walgreens Boots Alliance Inc.	26,771	1,173,373

Food Products — 0.9%
Campbell Soup Co.	7,706	369,195
Conagra Brands Inc.	17,501	575,608
General Mills Inc.	22,007	1,537,189
Hormel Foods Corp.	10,887	529,870
JM Smucker Co. (The)	3,957	496,089
Kraft Heinz Co. (The)	26,788	1,013,390
McCormick & Co. Inc./MD, NVS	9,111	844,772
		5,366,113
Health Care Equipment & Supplies — 3.1%
Abiomed Inc.(a)	1,665	439,060
Align Technology Inc.(a)	2,733	758,790
Cooper Companies Inc. (The)	1,798	630,631
Danaher Corp.	24,793	6,540,889
DENTSPLY SIRONA Inc.	7,975	315,491
Dexcom Inc.(a)	3,541	1,055,006
Edwards Lifesciences Corp.(a)	22,737	2,293,026
Hologic Inc.(a)	9,120	686,462
IDEXX Laboratories Inc.(a)	3,074	1,203,840
Insulet Corp.(a)	2,525	539,037
Novocure Ltd.(a)	3,429	275,623
ResMed Inc.	5,335	1,085,459
STERIS PLC	3,653	833,615
Teleflex Inc.	1,709	491,748
West Pharmaceutical Services Inc.(b)	2,710	841,130
		17,989,807
Health Care Providers & Services — 2.2%
Anthem Inc.	8,804	4,486,606
Centene Corp.(a)	21,265	1,731,822
DaVita Inc.(a)	2,108	205,509
HCA Healthcare Inc.	8,861	1,864,354
Henry Schein Inc.(a)	5,005	428,628
Humana Inc.	4,620	2,098,543
Laboratory Corp. of America Holdings(b)	3,408	840,822
Molina Healthcare Inc.(a)	2,131	618,459
Quest Diagnostics Inc.	4,358	614,565
		12,889,308
Health Care Technology — 0.2%
Cerner Corp.	10,702	1,015,085
Teladoc Health Inc.(a)	5,849	199,392
		1,214,477
Hotels, Restaurants & Leisure — 1.2%
Domino’s Pizza Inc.	1,331	483,379
Hilton Worldwide Holdings Inc.	10,184	1,434,518
Starbucks Corp.	41,967	3,294,410
Vail Resorts Inc.	1,476	372,262
Yum! Brands Inc.	10,543	1,280,658
		6,865,227
Household Durables — 0.5%
DR Horton Inc.	12,282	922,992
Garmin Ltd.	5,627	594,324
Newell Brands Inc.	14,747	316,176
NVR Inc.(a)	116	516,272

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI USA ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
PulteGroup Inc.	9,072	$410,599
Whirlpool Corp.	2,138	393,905
		3,154,268
Household Products — 0.9%
Church & Dwight Co. Inc.	8,854	797,391
Clorox Co. (The)	4,490	652,667
Colgate-Palmolive Co.	29,131	2,295,814
Kimberly-Clark Corp.	12,295	1,635,481
		5,381,353
Industrial Conglomerates — 0.3%
Roper Technologies Inc.(b)	3,853	1,704,721

Insurance — 3.6%
Aflac Inc.	22,524	1,364,279
Allstate Corp. (The)	10,155	1,388,087
American International Group Inc.	29,725	1,744,263
Arch Capital Group Ltd.(a)	13,829	656,324
Arthur J Gallagher & Co.	7,608	1,232,040
Assurant Inc.	2,012	355,500
Chubb Ltd.	15,550	3,285,559
Hartford Financial Services Group Inc. (The)	12,100	877,371
Lincoln National Corp.	5,977	346,248
Marsh & McLennan Companies Inc.	18,343	2,933,963
Principal Financial Group Inc.	9,531	695,096
Progressive Corp. (The)	21,321	2,545,301
Prudential Financial Inc.	13,718	1,457,537
Travelers Companies Inc. (The)	8,811	1,577,521
Willis Towers Watson PLC	4,296	906,757
		21,365,846
Internet & Direct Marketing Retail — 1.1%
Booking Holdings Inc.(a)	1,492	3,347,392
DoorDash Inc., Class A(a)	6,937	533,525
eBay Inc.	21,435	1,043,241
Etsy Inc.(a)	4,635	375,991
MercadoLibre Inc.(a)(b)	1,656	1,301,417
		6,601,566
IT Services — 8.0%
Akamai Technologies Inc.(a)	5,850	591,084
Automatic Data Processing Inc.	15,325	3,416,556
Black Knight Inc.(a)	5,665	384,710
Block Inc.(a)	18,911	1,654,902
Booz Allen Hamilton Holding Corp.	4,862	417,451
Broadridge Financial Solutions Inc.	4,260	622,897
Cognizant Technology Solutions Corp., Class A	19,137	1,429,534
EPAM Systems Inc.(a)	2,084	705,476
Fidelity National Information Services Inc.	22,240	2,324,080
Fiserv Inc.(a)	22,605	2,264,569
Gartner Inc.(a)	3,002	787,725
GoDaddy Inc., Class A(a)	6,137	460,582
Jack Henry & Associates Inc.	2,657	499,835
Mastercard Inc., Class A	31,841	11,394,939
MongoDB Inc., Class A(a)	2,435	577,460
Okta Inc.(a)	5,447	452,373
Paychex Inc.	11,845	1,466,766
PayPal Holdings Inc.(a)	40,378	3,440,609
Twilio Inc., Class A(a)(b)	6,219	654,052
VeriSign Inc.(a)	3,617	631,347
Visa Inc., Class A	60,505	12,837,346
Security	Shares	Value

IT Services (continued)
Western Union Co. (The)	14,357	$260,436
		47,274,729
Leisure Products — 0.1%
Hasbro Inc.	4,816	432,236

Life Sciences Tools & Services — 2.7%
Agilent Technologies Inc.	10,958	1,397,803
Avantor Inc.(a)	22,254	713,018
Bio-Techne Corp.	1,433	529,823
Illumina Inc.(a)	5,728	1,371,741
IQVIA Holdings Inc.(a)	6,965	1,499,216
Mettler-Toledo International Inc.(a)	832	1,070,052
PerkinElmer Inc.	4,604	689,081
Thermo Fisher Scientific Inc.	14,272	8,100,359
Waters Corp.(a)	2,208	724,114
		16,095,207
Machinery — 3.4%
Caterpillar Inc.	19,551	4,220,083
Cummins Inc.	5,196	1,086,587
Deere & Co.	10,633	3,804,275
Dover Corp.	5,256	703,831
Fortive Corp.	12,428	767,678
IDEX Corp.	2,777	531,934
Illinois Tool Works Inc.	11,417	2,375,535
Ingersoll Rand Inc.(b)	14,870	701,120
Nordson Corp.	1,911	416,369
Otis Worldwide Corp.	15,504	1,153,498
PACCAR Inc.	12,681	1,101,218
Parker-Hannifin Corp.	4,687	1,275,661
Pentair PLC	6,023	302,174
Snap-on Inc.	1,950	432,666
Stanley Black & Decker Inc.	5,960	707,392
Xylem Inc./NY	6,563	552,933
		20,132,954
Media — 0.4%
Cable One Inc.	199	259,317
Interpublic Group of Companies Inc. (The)	14,373	463,241
Sirius XM Holdings Inc.(b)	28,807	184,365
Warner Bros. Discovery Inc.(a)	81,244	1,498,952
		2,405,875
Metals & Mining — 0.5%
Cleveland-Cliffs Inc.(a)	19,132	443,480
Newmont Corp.	29,093	1,973,960
Steel Dynamics Inc.	6,979	595,867
		3,013,307
Mortgage Real Estate Investment — 0.1%
Annaly Capital Management Inc.	56,927	376,287

Multiline Retail — 1.0%
Dollar General Corp.	8,453	1,862,534
Dollar Tree Inc.(a)	8,207	1,315,828
Target Corp.	17,480	2,829,663
		6,008,025
Personal Products — 0.4%
Estee Lauder Companies Inc. (The), Class A	8,480	2,159,432

Pharmaceuticals — 2.4%
Catalent Inc.(a)	6,208	639,796
Elanco Animal Health Inc.(a)(b)	15,537	368,227

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI USA ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Eli Lilly & Co.	29,533	$9,256,824
Horizon Therapeutics PLC(a)	7,861	705,053
Jazz Pharmaceuticals PLC(a)	2,243	335,732
Zoetis Inc.	17,219	2,943,244
		14,248,876
Professional Services — 0.4%
Clarivate PLC(a)	11,274	166,517
Robert Half International Inc.	4,038	364,026
TransUnion	7,001	607,757
Verisk Analytics Inc.	5,884	1,029,229
		2,167,529
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	12,210	1,011,476

Road & Rail — 0.3%
AMERCO	361	176,883
JB Hunt Transport Services Inc.	3,060	528,095
Knight-Swift Transportation Holdings Inc.	5,760	280,166
Old Dominion Freight Line Inc.	3,562	919,851
		1,904,995
Semiconductors & Semiconductor Equipment — 10.0%
Advanced Micro Devices Inc.(a)	59,643	6,075,236
Analog Devices Inc.	19,092	3,215,093
Applied Materials Inc.	32,229	3,780,139
Enphase Energy Inc.(a)	4,886	909,724
Entegris Inc.	4,944	548,586
KLA Corp.	5,499	2,006,310
Lam Research Corp.	5,089	2,646,433
Marvell Technology Inc.	30,785	1,820,933
Microchip Technology Inc.	20,284	1,473,633
Micron Technology Inc.	40,853	3,016,586
Nvidia Corp.	91,208	17,030,358
NXP Semiconductors NV	9,578	1,817,521
ON Semiconductor Corp.(a)	15,779	957,470
Qorvo Inc.(a)	3,956	442,083
Qualcomm Inc.	41,117	5,888,777
Skyworks Solutions Inc.	5,983	651,369
SolarEdge Technologies Inc.(a)	1,927	525,666
Texas Instruments Inc.	33,694	5,955,751
		58,761,668
Software — 19.2%
Adobe Inc.(a)	17,209	7,167,204
Ansys Inc.(a)	3,182	828,465
Autodesk Inc.(a)	8,025	1,667,194
Bentley Systems Inc., Class B	6,954	239,079
Bill.com Holdings Inc.(a)	3,401	402,134
Cadence Design Systems Inc.(a)(b)	10,118	1,555,440
Ceridian HCM Holding Inc.(a)	5,039	283,696
Citrix Systems Inc.	4,580	461,160
Coupa Software Inc.(a)	2,715	186,765
Crowdstrike Holdings Inc., Class A(a)	7,221	1,155,288
Datadog Inc., Class A(a)	8,196	781,816
DocuSign Inc.(a)	7,219	605,746
Dropbox Inc., Class A(a)	10,514	219,112
Dynatrace Inc.(a)	7,297	274,878
Fair Isaac Corp.(a)	959	392,758
Fortinet Inc.(a)	4,987	1,466,876
Guidewire Software Inc.(a)	2,919	233,345
HubSpot Inc.(a)	1,640	553,812
Security	Shares	Value

Software (continued)
Intuit Inc.	9,814	$4,067,510
Microsoft Corp.	259,834	70,641,070
NortonLifeLock Inc.	21,228	516,689
Palo Alto Networks Inc.(a)	3,593	1,806,489
Paycom Software Inc.(a)	1,867	530,863
PTC Inc.(a)	4,053	472,296
RingCentral Inc., Class A(a)	2,887	182,285
Salesforce Inc.(a)	35,936	5,758,385
ServiceNow Inc.(a)	7,297	3,411,129
Snowflake Inc., Class A(a)	7,782	993,372
Splunk Inc.(a)	5,793	594,130
Synopsys Inc.(a)	5,585	1,782,732
Tyler Technologies Inc.(a)	1,509	536,932
VMware Inc., Class A	7,640	978,684
Workday Inc., Class A(a)	7,116	1,112,231
Zendesk Inc.(a)	4,479	409,605
ZoomInfo Technologies Inc.(a)	9,564	386,290
Zscaler Inc.(a)(b)	3,084	472,130
		113,127,590
Specialty Retail — 4.0%
Advance Auto Parts Inc.	2,229	423,198
Best Buy Co. Inc.	7,899	648,192
Burlington Stores Inc.(a)	2,436	409,979
CarMax Inc.(a)	5,899	585,594
Home Depot Inc. (The)	38,097	11,533,867
Lowe’s Companies Inc.	24,444	4,773,913
Ross Stores Inc.	12,891	1,095,993
TJX Companies Inc. (The)	43,520	2,766,566
Tractor Supply Co.	4,114	770,799
Ulta Beauty, Inc.(a)	1,974	835,199
		23,843,300
Technology Hardware, Storage & Peripherals — 0.8%
Dell Technologies Inc., Class C	10,579	528,315
Hewlett Packard Enterprise Co.	47,464	740,439
HP Inc.	38,430	1,492,621
NetApp Inc.	8,109	583,443
Seagate Technology Holdings PLC	7,587	642,391
Western Digital Corp.(a)	11,416	692,837
		4,680,046
Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica Inc.(a)	4,301	1,258,860
VF Corp.	12,060	608,547
		1,867,407
Trading Companies & Distributors — 0.5%
Fastenal Co.	20,998	1,124,653
United Rentals Inc.(a)	2,642	787,792
WW Grainger Inc.	1,678	817,303
		2,729,748
Water Utilities — 0.2%
American Water Works Co. Inc.	6,630	1,002,788

Total Common Stocks — 99.8%
(Cost: $650,958,916)		586,995,557

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(c)(d)(e)	5,619,209	5,619,209

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI USA ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(c)(d)	490,000	$490,000
		6,109,209
Total Short-Term Securities — 1.1%
(Cost: $6,109,279)		6,109,209

Total Investments in Securities — 100.9%
(Cost: $657,068,195)		593,104,766

Liabilities in Excess of Other Assets — (0.9)%		(5,015,570)

Net Assets — 100.0%		$588,089,196

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$603,291	$5,016,259	(a)	$—		$(271)	$(70)	$5,619,209	5,619,209	$14,012	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	740,000	—		(250,000	)(a)	—	—	490,000	490,000	777		—
						$(271)	$(70)	$6,109,209		$14,789		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	1	06/17/22	$142	$6,453
S&P 500 E-Mini Index	4	06/17/22	826	10,474
				$16,927

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI USA ETF
May 31, 2022

Fair Value Measurements (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$586,995,557	$—	$—	$586,995,557
Money Market Funds	6,109,209	—	—	6,109,209
	$593,104,766	$—	$—	$593,104,766
Derivative financial instruments(a)
Assets
Futures Contracts	$16,927	$—	$—	$16,927

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares